Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies
Schedule of consolidated entities

	Place incorporated	Ownership percentage
SGOCO	Cayman Islands	Parent Company
SGOCO International	Hong Kong	100%
Beijing SGOCO	Beijing, China	100%
SGO	Delaware, USA	100%
Boca International Limited (“Boca”)	Hong Kong	51%
Giant Connection Limited	Republic of Seychelles	100%
Giant Credit Limited (“GCL”)	Hong Kong	100%
11 Hau Fook Street Limited	Hong Kong	100%
Paris Sky Limited	Marshall Islands	100%
Vision Lane Limited	British Virgin Islands	100%
Suns Tower Limited
(Formerly known as “First Asia Tower Limited”) (“FAT”)	Hong Kong	100%
First Asia Finance Limited (“FAF”)	Hong Kong	100%

Schedule of assets with estimated useful lives

Depreciation of plant and equipment is provided using the straight-line method for substantially all assets with estimated lives as follows:

Leasehold land and buildings	Leasehold land and buildings are depreciated over the shorter of the unexpired term of lease and their estimated useful lives, being no more than 50 years
Machinery and equipment	4-10 years
Leasehold improvements	5 years
Vehicles and office equipment	4-5 years

Schedule of Separately identifiable intangible assets that have determinable lives

Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Proprietary technology of Boca	20 years
Backlog	1 year

Summary of changes in Warrant derivative liability

Carrying Value at
	December 31,	Fair Value Measurement at
	2019	December 31, 2019
		Level 1	Level 2	Level 3
Warrant derivative liability	$253	$—	$—	$253

Schedule of changes in financial liabilities

Balance at January 1, 2016 and 2017	$—
Issuance of warrants on April 5, 2017	530
Change in fair value of warrant derivative liability	150
Balance at December 31, 2017	680
Change in fair value of warrant derivative liability	(394)
Balance at December 31, 2018	286
Change in fair value of warrant derivative liability	(33)
Balance at December 31, 2019	253

Schedule of fair value of the outstanding warrants was calculated using the Monte-Carlo simulation Model

Warrants	December 31, 2019	December 31, 2018	December 31, 2017	April 5, 2017
Market price per share (USD/share)	$0.95	$0.85	$1.06	$2.75
Exercise price (USD/share)	1.00	1.00	1.00	2.75
Risk free rate	1.59%	2.53%	2.00%	1.83%
Dividend yield	—%	—%	—%	—%
Expected term/Contractual life (years)	1.26	2.26	3.26	4.00
Expected volatility	78.11%	81.54%	110.46%	106.46%

Schedule of the Company's revenues disaggregated by products and services and timing of revenue recognition:

	Year ended December 31,
Revenue by recognition over time vs point in time	2019	2018	2017

Revenue by recognition over time	$5,517	$1,570	$—
Revenue by recognition at a point in time	8	10	51

	$5,525	1,580	$51

	Year ended December 31,
Revenue by major product line	2019	2018	2017

Interest on loans	$3,930	$980	$—
Property lease and management	1,185	590	—
Provision of energy saving services	402	—	—
Product sales	8	10	51

	$5,525	1,580	$51

Summary of the movement of the Company's contract liabilities

Rental receipt in advance
Balance as of January 1, 2018	$—
Acquisition of Suns Tower Limited	10
Revenue recognized from beginning contract liability balance	(10)
Advances received from customers related to unsatisfied performance obligations	6
Balance as of December 31, 2018	6
Revenue recognized from beginning contract liability balance	(6)
Advances received from customers related to unsatisfied performance obligations	8
Balance as of December 31, 2019	$8